Filed pursuant to Rule 497(e)
Registration Nos. 33-47508/811-06653

The Jensen Quality Growth Fund Inc.

Supplement to the
Statement of Additional Information (“SAI”)
dated September 30, 2019

March 5, 2020

Effective February 28, 2020, Brian S. Ferrie retired from service as an officer and director of Jensen Investment Management, Inc. (“Jensen”), the investment adviser to The Jensen Quality Growth Fund Inc. (the “Fund”). Concurrent with his retirement from Jensen, Mr. Ferrie resigned from his position as Chief Compliance Officer and Treasurer of the Fund, and member of the Fund’s Pricing Committee, effective February 1, 2020.

Effective February 1, 2020, the Fund’s board of directors appointed (i) Gabriel L. Goddard, the Fund’s Vice President and Secretary, as the Fund’s Chief Compliance Officer and AML Officer, and (ii) Shannon Contreras as the Fund’s Treasurer.

Within the Statement of Additional Information (“SAI”), please (i) delete the information for Brian S. Ferrie in the “Officers of the Fund” table on page 5 of the SAI and all other references to Brian Ferrie in the SAI, and (ii) and add the following to the “Officers of the Fund” table beginning on page 5 of the SAI:

OFFICERS OF THE FUND
Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years

Shannon Contreras* Jensen Investment Management, Inc. 5500 Meadows Road Suite 200 Lake Oswego, OR 97035 Year of Birth: 1973	Treasurer	1 Year Term; Served since February 2020.
Director of Finance, Treasurer and Senior Compliance Officer (February 2020 – Present), Senior Compliance Officer and Associate - Finance (October 2014 – February 2020) of Jensen Investment Management, Inc.

				N/A	N/A

OFFICERS OF THE FUND
Gabriel L. Goddard* Jensen Investment Management, Inc. 5500 Meadows Road Suite 200 Lake Oswego, OR 97035 Year of Birth: 1972	Chief Compliance Officer and AML Officer; Vice President and Secretary	1 Year Term; Served since January 2018 (as Vice President and Secretary) and since February 2020 as Chief Compliance Officer and AML Officer.	Vice President and Secretary (January 2018-present) of the Fund; Secretary, General Counsel, Chief Compliance Officer (2012-present), and Director (2017-present) of Jensen Investment Management, Inc.	N/A	N/A

Shannon Contreras was named a member of the Fund’s Pricing Committee.

Any portion of the Fund’s Statement of Additional Information not specifically addressed in this supplement remains unchanged.

Please retain this supplement for future reference.

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